As Filed With The Securities And Exchange Commission On April 3, 1998.

                                            File Nos. 333-03093 and 811-07615

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    Form N-3

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 (X)

   Pre-Effective Amendment No.                                            (  )

   Post-Effective Amendment No.  6                                         (X)
                                     and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         (X)

   Amendment No.  8                                                        (X)

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                           (Name of Insurance Company)

             11815 North Pennsylvania Street, Carmel, Indiana 46032 (Address of Insurance Company's Principal Executive Offices) (Zip Code)

                                (800) 437-3506
           (Insurance Company's Telephone Number, Including Area Code)

                              Karl W. Kindig, Esq.
                    Great American Reserve Insurance Company
                         11815 North Pennsylvania Street
                              Carmel, Indiana 46032
               (Name and Address of Agent for Service of Process)
                                   Copies to:

                             Michael Berenson, Esq.
                               Ann B. Furman, Esq.
                       Jorden Burt Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D. C. 20007-0805

   Approximate Date of Commencement of the Proposed Public Offering of the
   Securities:

   It is proposed that this filing will become effective (check appropriate box):

     ___ immediately  upon filing pursuant to paragraph (b) of rule 485
      X  on May 1, 1998 pursuant to paragraph (b)(1)(v) of rule 485

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     ___ 60 days after filing pursuant to paragraph (a)(1) of rule 485
     ___ on (date) pursuant to paragraph  (a)(1) of rule 485
     ___ 75 days after filing pursuant to paragraph (a)(2) of rule 485
     ___ on (date) pursuant to paragraph (a)(2) of rule 485

   If appropriate, check the following box:

     X This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite amount of individual variable annuity contracts is being registered under the Securities Act of 1933.

   Part A, Part B, and Part C of Registrant's Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, filed on February 5, 1998, are incorporated by reference herein, and this Post-Effective Amendment is being filed under Rule 485(b)(1)(v) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced Amendment.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant's sponsor, GREAT AMERICAN RESERVE INSURANCE COMPANY, certifies that it meets the requirements for effectiveness of this post-effective amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment no. 6 to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and the seal of the sponsor to be hereunto affixed and attested, all in the City of Carmel, State of Indiana, on the 31st day of March, 1998.



                             GREAT AMERICAN RESERVE
                                INSURANCE COMPANY



                                 By:   /s/ Thomas J. Kilian
                                       Thomas J. Kilian, President,
                                       Great American Reserve
                                         Insurance Company

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT, certifies that it meets the requirements for effectiveness of this post-effective amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment no. 6 to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rockville, State of Maryland, on the 31st day of March, 1998.


                             RYDEX ADVISOR VARIABLE
                                 ANNUITY ACCOUNT


                            /s/Albert P. Viragh, Jr.
                                 Albert P. Viragh, Jr., Chairman of
                                   the Board of Managers,
                                 Rydex Advisor Variable Annuity
                                   Account

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities with the Registrant and on the dates indicated on this 31st day of March, 1998.

Signature                     Title                              Date


/s/ Albert P. Viragh, Jr.    Chairman of the Board of           March 31, 1998
Albert P. Viragh, Jr.        Managers, Principal Executive
                             Officer, and President

Corey A. Colehour*           Member of the Board of Managers    March 31, 1998
Corey A. Colehour


J. Kenneth Dalton*           Member of the Board of Managers    March 31, 1998
J. Kenneth Dalton


John O. Demaret*             Member of the Board of Managers    March 31, 1998
John O. Demaret


/s/ L. Gregory Gloeckner     Member of the Board of Managers    March 31, 1998
L. Gregory Gloeckner












 Patrick T. McCarville*      Member of the Board of Managers    March 31, 1998
 Patrick T. McCarville

 Roger Somers*               Member of the Board of Managers    March 31, 1998
 Roger Somers

/s/ Carl G. Verboncoeur      Vice President and Treasurer       March 31, 1998
Carl G. Verboncoeur



 *By:  /s/Albert P. Viragh, Jr.
       Albert P. Viragh, Jr.
       Attorney-in-Fact

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